Share-based payments - Stock Options Outstanding and Exercisable (Details)	Mar. 31, 2019 CAD ($) shares year	Mar. 31, 2018 shares	Mar. 31, 2017 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (shares) | shares	2,037,665	3,647,571	5,810,777
Options Outstanding, Weighted Average Remaining Life in Years | year	6.8
Number of options exercisable (shares) | shares	759,004
Options Exercisable, Weighted Average Remaining Life in Years | year	5.9
$0.02
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 0.02
Number of options outstanding (shares) | shares	458,224
Options Outstanding, Weighted Average Remaining Life in Years | year	5
Number of options exercisable (shares) | shares	435,397
Options Exercisable, Weighted Average Remaining Life in Years | year	5
$0.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 0.25
Number of options outstanding (shares) | shares	74,322
Options Outstanding, Weighted Average Remaining Life in Years | year	5.4
Number of options exercisable (shares) | shares	29,877
Options Exercisable, Weighted Average Remaining Life in Years | year	5.4
$1.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 1.79
Number of options outstanding (shares) | shares	358,791
Options Outstanding, Weighted Average Remaining Life in Years | year	6
Number of options exercisable (shares) | shares	47,672
Options Exercisable, Weighted Average Remaining Life in Years | year	5.9
$4.62
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 4.62
Number of options outstanding (shares) | shares	477,867
Options Outstanding, Weighted Average Remaining Life in Years | year	6.9
Number of options exercisable (shares) | shares	115,632
Options Exercisable, Weighted Average Remaining Life in Years | year	6.9
$8.94
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 8.94
Number of options outstanding (shares) | shares	133,332
Options Outstanding, Weighted Average Remaining Life in Years | year	7.8
Number of options exercisable (shares) | shares	53,328
Options Exercisable, Weighted Average Remaining Life in Years | year	7.8
$23.64
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 23.64
Number of options outstanding (shares) | shares	54,551
Options Outstanding, Weighted Average Remaining Life in Years | year	8.4
Number of options exercisable (shares) | shares	10,644
Options Exercisable, Weighted Average Remaining Life in Years | year	8.4
$30.73
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 30.73
Number of options outstanding (shares) | shares	195,569
Options Outstanding, Weighted Average Remaining Life in Years | year	8.2
Number of options exercisable (shares) | shares	44,985
Options Exercisable, Weighted Average Remaining Life in Years | year	8.2
$31.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 31.79
Number of options outstanding (shares) | shares	48,122
Options Outstanding, Weighted Average Remaining Life in Years | year	8.6
Number of options exercisable (shares) | shares	18,437
Options Exercisable, Weighted Average Remaining Life in Years | year	8.6
$41.50
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 41.50
Number of options outstanding (shares) | shares	12,128
Options Outstanding, Weighted Average Remaining Life in Years | year	8.9
Number of options exercisable (shares) | shares	3,032
Options Exercisable, Weighted Average Remaining Life in Years | year	8.9
$71.73
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 71.73
Number of options outstanding (shares) | shares	7,075
Options Outstanding, Weighted Average Remaining Life in Years | year	9.9
Number of options exercisable (shares) | shares	0
Options Exercisable, Weighted Average Remaining Life in Years | year	0
$83.53
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 83.53
Number of options outstanding (shares) | shares	217,684
Options Outstanding, Weighted Average Remaining Life in Years | year	9.2
Number of options exercisable (shares) | shares	0
Options Exercisable, Weighted Average Remaining Life in Years | year	0